Schedule of Fair value on a Recurring Basis using Unobservable Inputs (Details) - Fair Value, Inputs, Level 3 [Member] - USD ($) $ in Thousands	3 Months Ended						12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Class of Warrant or Right [Line Items]
Balance	$ 866	$ 1,066	$ 1,012	$ 755	$ 604	$ 1,253	$ 1,253	$ 7,852
Change in the fair value of liability	(253)	(134)	54	(30)	151	(649)	(2,085)	(6,599)
Assumption of Peak Bio warrants							1,844
Balance	603	866	1,066	725	755	604	1,012	1,253
Extinguishment of liability		(66)
Initial recognition of liability	100
Reclassification to equity	(110)
Series A [Member]
Class of Warrant or Right [Line Items]
Balance						15	15	1,812
Change in the fair value of liability							(15)	(1,797)
Assumption of Peak Bio warrants
Balance								15
Series B [Member]
Class of Warrant or Right [Line Items]
Balance			182			1,238	1,238	6,040
Change in the fair value of liability							(1,056)	(4,802)
Assumption of Peak Bio warrants
Balance							182	1,238
November 2022 Warrants [Member]
Class of Warrant or Right [Line Items]
Balance			94
Change in the fair value of liability							(119)
Assumption of Peak Bio warrants							213
Balance							94
April 2023 Warrants [Member]
Class of Warrant or Right [Line Items]
Balance			736
Change in the fair value of liability							(895)
Assumption of Peak Bio warrants							1,631
Balance							736
September 2022 Series B [Member]
Class of Warrant or Right [Line Items]
Balance	114	211	181	755	604	1,238	1,238
Change in the fair value of liability	(31)	(31)	30	(30)	151	(634)
Balance	83	114	211	725	755	604	181	1,238
Extinguishment of liability		(66)
Initial recognition of liability
Reclassification to equity
November 2022 Peak Bio Warrants [Member]
Class of Warrant or Right [Line Items]
Balance	63	95	95
Change in the fair value of liability	(31)	(32)
Balance	32	63	95				95
Extinguishment of liability
Initial recognition of liability
Reclassification to equity
April 2023 Peak Bio Warrants [Member]
Class of Warrant or Right [Line Items]
Balance	689	760	736
Change in the fair value of liability	(191)	(71)	24
Balance	388	689	760				736
Extinguishment of liability
Initial recognition of liability
Reclassification to equity	(110)
Derivative Liability [Member]
Class of Warrant or Right [Line Items]
Balance
Change in the fair value of liability
Balance	100
Extinguishment of liability
Initial recognition of liability	100
Reclassification to equity
September 2022 Series A [Member]
Class of Warrant or Right [Line Items]
Balance						15	$ 15
Change in the fair value of liability						(15)
Balance								$ 15